Consolidated Balance Sheets - DKK (kr) kr in Millions	Jun. 30, 2023	Dec. 31, 2022
ASSETS
Intangible assets	kr 129	kr 146
Property and equipment	908	799
Right-of-use assets	726	523
Receivables	31	48
Deferred tax assets	252	252
Other investments	183	133
Total non-current assets	2,229	1,901
Corporate tax receivable	124	143
Inventories	51
Receivables	4,690	5,910
Marketable securities	14,010	12,431
Cash and cash equivalents	10,874	9,893
Total current assets	29,749	28,377
Total assets	31,978	30,278
SHAREHOLDERS' EQUITY AND LIABILITIES
Share capital	66	66
Share premium	12,412	12,309
Other reserves	112	98
Retained earnings	16,165	14,968
Total shareholders' equity	28,755	27,441
Lease liabilities	721	523
Deferred revenue	480	480
Other payables	29	11
Total non-current liabilities	1,230	1,014
Lease liabilities	82	74
Deferred revenue	33	33
Other payables	1,878	1,716
Total current liabilities	1,993	1,823
Total liabilities	3,223	2,837
Total shareholders' equity and liabilities	kr 31,978	kr 30,278